Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Inventories
Crude oil and other raw materials	R 3,513	R 3,938
Process material	1,868	1,890
Maintenance materials	6,376	5,940
Work in progress	2,108	2,578
Manufactured products	13,681	15,087
Consignment inventory	255	213
Total inventories	R 27,801	R 29,646